Schedule of Investments (unaudited) May 31, 2019	BlackRock Municipal Income Trust II (BLE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds — 127.2%

Alabama — 2.2%
County of Jefferson Alabama Sewer, Refunding RB:
Senior Lien, Series A (AGM), 5.00%, 10/01/44	$540	$606,771
Senior Lien, Series A (AGM), 5.25%, 10/01/48	1,320	1,496,946
Sub-Lien, Series D, 7.00%, 10/01/51	3,220	3,910,948
Lower Alabama Gas District, RB, Series A, 5.00%, 09/01/46	1,170	1,554,930

		7,569,595

Arizona — 3.0%
City of Phoenix Arizona IDA, RB, Legacy Traditional Schools Projects, Series A, 5.00%, 07/01/46(a)	1,825	1,927,218
Salt Verde Financial Corp., RB, Senior:
5.00%, 12/01/32	5,635	7,110,243
5.00%, 12/01/37	1,000	1,293,730

		10,331,191

California — 8.5%
California Educational Facilities Authority, RB, Stanford University, Series V-1, 5.00%, 05/01/49	2,315	3,410,111
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 6.00%, 08/15/20(b)	3,500	3,694,285
California Health Facilities Financing Authority, Refunding RB, St. Joseph Health System, Series A, 5.00%, 07/01/33	1,365	1,535,298
California Municipal Finance Authority, RB, Senior, Caritas Affordable Housing, Inc. Projects, S/F Housing, Series A:
5.25%, 08/15/39	160	179,902
5.25%, 08/15/49	395	438,663
California Pollution Control Financing Authority, RB, Poseidon Resources (Channel Side) LP Desalination Project, AMT, 5.00%, 11/21/45(a)	1,655	1,762,029
California Statewide Communities Development Authority, RB, Loma Linda University Medical Center, Series A, 5.00%, 12/01/46(a)	490	540,406
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Senior, Series A, 5.00%, 05/15/40	6,500	6,713,135

Security	Par (000)	Value

California (continued)
City of Stockton California Public Financing Authority, RB, Delta Water Supply Project, Series A, 6.25%, 10/01/38	$380	$451,451
Golden State Tobacco Securitization Corp., Refunding RB, Series A-1:
5.00%, 06/01/47	3,195	3,169,568
5.25%, 06/01/47	590	593,723
San Marcos Unified School District, GO, CAB, Election of 2010, Series B(c):
0.00%, 08/01/33	3,000	2,059,620
0.00%, 08/01/43	2,500	1,211,175
State of California, GO, Various Purposes, 6.00%, 03/01/33	1,760	1,820,544
State of California Public Works Board, LRB, Various Capital Projects:
Series I, 5.00%, 11/01/38	825	932,935
Sub-Series I-1, 6.38%, 11/01/19(b)	1,280	1,306,829

		29,819,674

Colorado — 1.4%
Colorado Health Facilities Authority, Refunding RB, Catholic Health Initiative, Series A, 5.50%, 07/01/34	2,330	2,337,270
County of Arapahoe Colorado School District No. 6 Littleton, GO, Series A, 5.50%, 12/01/43	1,915	2,422,666

		4,759,936

Connecticut — 0.3%
State of Connecticut Health & Educational Facility Authority, RB, Ascension Health Senior Credit, Series A, 5.00%, 11/15/40	1,005	1,019,341

Delaware — 2.0%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Power LLC Project, 6.00%, 10/01/40	1,240	1,307,233
Delaware Transportation Authority, RB, U.S. 301 Project, 5.00%, 06/01/55	1,260	1,423,094
State of Delaware EDA, RB, Exempt Facilities, Indian River Power LLC Project, 5.38%, 10/01/45	4,275	4,432,320

		7,162,647

District of Columbia — 6.2%
District of Columbia, Refunding RB:
Georgetown University, 5.00%, 04/01/35	465	557,135
Georgetown University Issue, 5.00%, 04/01/42	380	448,343
Kipp Charter School, Series A, 6.00%, 07/01/23(b)	820	966,394

1

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Municipal Income Trust II (BLE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

District of Columbia (continued)
The Catholic University of America Issue, 5.00%, 10/01/48	$2,525	$2,935,641
District of Columbia Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, 6.75%, 05/15/40	11,500	11,873,980
Metropolitan Washington Airports Authority, Refunding ARB, Dulles Metrorail And Capital Improvement Projects, Series A, 5.00%, 10/01/53	2,195	2,337,346
Metropolitan Washington Airports Authority, Refunding RB, Dulles Toll Road, 1st Senior Lien, Series A:
5.00%, 10/01/39	550	555,280
5.25%, 10/01/44	2,000	2,019,100

		21,693,219

Florida — 4.3%
City of Jacksonville Florida Port Authority, Refunding RB, AMT, 5.00%, 11/01/38	1,665	1,801,730
County of Collier Florida Health Facilities Authority, Refunding RB, Series A, 5.00%, 05/01/45	1,450	1,616,895
County of Miami-Dade Florida Aviation, Refunding ARB, Miami International Airport, Series A-1, 5.38%, 10/01/20(b)	1,255	1,319,557
County of Miami-Dade Florida Water & Sewer System, RB, (AGM), 5.00%, 10/01/20(b)	5,000	5,232,700
Mid-Bay Florida Bridge Authority, RB, Springing Lien, Series A, 7.25%, 10/01/21(b)	3,300	3,723,753
Stevens Plantation Community Development District, RB, Special Assessment, Series A, 7.10%, 05/01/35(d)(e)	1,795	1,436,000

		15,130,635

Georgia — 2.0%
County of Dalton Whitfield Joint Development Authority, RB, Hamilton Health Care System Obligation, 4.00%, 08/15/48	1,325	1,427,171
County of Gainesville Georgia & Hall Hospital Authority, Refunding RB, Northeast Georgia Health System, Inc. Project, Series A (GTD), 5.50%, 08/15/54	555	646,680

Security	Par (000)	Value

Georgia (continued)
DeKalb Georgia Private Hospital Authority, Refunding RB, Children’s Healthcare, 5.25%, 11/15/39	$915	$929,027
Main Street Natural Gas, Inc., RB, Series A:
5.00%, 05/15/35	540	683,003
5.00%, 05/15/36	540	686,475
5.00%, 05/15/37	595	760,023
5.00%, 05/15/38	325	416,393
5.00%, 05/15/49	1,095	1,449,835

		6,998,607

Hawaii — 0.4%
State of Hawaii Harbor System, RB, Series A, 5.25%, 07/01/30	1,480	1,536,832

Idaho — 0.3%
Idaho Health Facilities Authority, RB, Trinity Health Credit Group, Series A, 5.00%, 12/01/46	805	937,414

Illinois — 16.3%
Chicago Board of Education, GO, Series C:
Dedicated Revenues, Series H, 5.00%, 12/01/36	495	544,366
Project, 5.25%, 12/01/35	1,600	1,736,432
Chicago Board of Education, GO, Refunding:
Dedicated Revenues, Series D, 5.00%, 12/01/27	920	1,051,827
Dedicated Revenues, Series F, 5.00%, 12/01/22	675	721,406
Dedicated Revenues, Series G, 5.00%, 12/01/34	495	547,698
5.00%, 12/01/25	705	788,803
Chicago Board of Education, GO, Series D:
5.00%, 12/01/46	585	637,580
5.00%, 12/01/46	1,505	1,582,237
City of Chicago Illinois O’Hare International Airport, GARB, 3rd Lien:
Series A, 5.75%, 01/01/21(b)	4,200	4,484,256
Series A, 5.75%, 01/01/39	800	849,288
Series C, 6.50%, 01/01/21(b)	6,430	6,938,999
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/40	1,150	1,215,286
County of Cook Illinois Community College District No. 508, GO, City College of Chicago, 5.50%, 12/01/38	845	898,970

2

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Municipal Income Trust II (BLE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois (continued)
Illinois Finance Authority, Refunding RB:
Ascension Health, Series A, 5.00%, 11/15/37	$1,060	$1,139,670
Central Dupage Health, Series B, 5.50%, 11/01/19(b)	1,750	1,778,647
Illinois Sports Facilities Authority, RB, State Tax Supported (AMBAC), 5.50%, 06/15/30	7,445	7,530,990
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project:
Series B (AGM), 5.00%, 06/15/50	6,725	6,893,596
Series B-2, 5.00%, 06/15/50	2,725	2,767,128
Railsplitter Tobacco Settlement Authority, RB(b):
5.50%, 06/01/21	520	560,664
6.00%, 06/01/21	1,255	1,365,402
State of Illinois, GO:
5.00%, 02/01/39	1,640	1,744,796
Series A, 5.00%, 04/01/35	2,500	2,654,550
Series A, 5.00%, 04/01/38	3,885	4,107,067
State of Illinois Toll Highway Authority, RB, Series C, 5.00%, 01/01/37	3,005	3,428,284
University of Illinois, RB, Auxiliary Facilities System, Series A, 5.00%, 04/01/44	1,050	1,161,615

		57,129,557

Indiana — 4.4%
City of Valparaiso Indiana, RB, Exempt Facilities, Pratt Paper LLC Project, AMT:
6.75%, 01/01/34	845	982,405
7.00%, 01/01/44	3,535	4,140,758
Indiana Finance Authority, RB, Series A:
CWA Authority Project, 1st Lien, 5.25%, 10/01/38	3,510	3,777,532
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 07/01/44	485	526,972
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 07/01/48	1,610	1,745,208
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.25%, 01/01/51	435	475,499
Sisters of St. Francis Health Services, 5.25%, 11/01/19(b)	915	929,054
Indiana Finance Authority, Refunding RB, Marquette Project, 4.75%, 03/01/32	1,180	1,220,568

Security	Par (000)	Value

Indiana (continued)
Indianapolis Local Public Improvement Bond Bank, RB, Series A, 5.00%, 01/15/40	$1,380	$1,512,949

		15,310,945

Iowa — 1.7%
Iowa Finance Authority, Refunding RB, Iowa Fertilizer Co. Project:
Series B, 5.25%, 12/01/50(f)	3,060	3,304,066
Midwestern Disaster Area, 5.25%, 12/01/25	500	543,440
Midwestern Disaster Area, 5.88%, 12/01/26(a)	445	467,731
Iowa Student Loan Liquidity Corp., Refunding RB, Student Loan, Senior Series A-1, AMT, 5.15%, 12/01/22	155	161,274
Iowa Tobacco Settlement Authority, Refunding RB, Asset-Backed, Series C, 5.63%, 06/01/46	1,610	1,609,919

		6,086,430

Kentucky — 0.7%
Kentucky Economic Development Finance Authority, RB, Catholic Health Initiatives, Series A, 5.25%, 01/01/45	1,060	1,169,593
Kentucky Public Transportation Infrastructure Authority, RB, Downtown Crossing Project, Convertible CAB, 1st Tier, Series C, 6.75%, 07/01/43(g)	1,280	1,323,725

		2,493,318

Louisiana — 2.7%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Project, Series A-1, 6.50%, 11/01/35	3,650	3,876,811
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A:
5.50%, 05/15/30	1,100	1,148,081
5.25%, 05/15/31	935	986,117
5.25%, 05/15/32	1,195	1,289,214
5.25%, 05/15/33	1,300	1,397,500
5.25%, 05/15/35	795	867,917

		9,565,640

Maryland — 1.1%
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 09/01/25	800	825,288

3

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Municipal Income Trust II (BLE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Maryland (continued)
Maryland Health & Higher Educational Facilities Authority, RB, Trinity Health Credit Group, Series 2017, 5.00%, 12/01/46	$455	$535,926
Maryland Health & Higher Educational Facilities Authority, Refunding RB, Charlestown Community Project, 6.25%, 01/01/21(b)	2,400	2,575,200

		3,936,414

Michigan — 3.0%
City of Detroit Michigan Sewage Disposal System, Refunding RB, Senior Lien, Series A, 5.25%, 07/01/39	4,825	5,249,069
Kalamazoo Hospital Finance Authority, Refunding RB, Bronson Methodist Hospital:
5.50%, 05/15/20(b)	830	860,785
5.50%, 05/15/36	670	690,730
Michigan Finance Authority, Refunding RB, Detroit Water & Sewage Department Project, Senior Lien, Series C-1, 5.00%, 07/01/44	940	1,010,556
Michigan State University, Refunding RB, Board of Trustees, Series B, 5.00%, 02/15/48	1,100	1,334,652
Michigan Strategic Fund, RB, I-75 Improvement Projects, AMT, 5.00%, 06/30/48	1,165	1,354,045

		10,499,837

Minnesota — 1.1%
Duluth Economic Development Authority, Refunding RB, Essentia Health Obligated Group, Series A:
4.25%, 02/15/48	1,115	1,206,943
5.25%, 02/15/53	2,230	2,604,707

		3,811,650

Missouri — 1.1%
370/Missouri Bottom Road/Taussig Road Transportation Development District, RB, 7.20%, 05/01/33(d)(e)	6,000	2,160,000
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Refunding RB, Combined Lien, Series A, 5.00%, 10/01/44	275	302,646
State of Missouri Health & Educational Facilities Authority, RB, Senior Living Facilities, Lutheran Senior Services, 5.50%, 02/01/42	1,135	1,152,967

Security	Par (000)	Value

Missouri (continued)
State of Missouri Health & Educational Facilities Authority, Refunding RB, St. Louis College of Pharmacy Project, 5.50%, 05/01/43	$265	$286,202

		3,901,815

Nebraska — 1.6%
Central Plains Nebraska Energy Project, RB, Gas Project No. 3:
5.25%, 09/01/37	895	977,573
5.00%, 09/01/42	1,570	1,702,665
County of Lancaster Nebraska Hospital Authority No. 1, Refunding RB, Immanuel Obligation Group, Health Facilities, 5.63%, 01/01/40	1,245	1,270,722
County of Sarpy Nebraska Hospital Authority No. 1, Refunding RB, Immanuel Obligation Group, 5.63%, 01/01/40	1,635	1,668,779

		5,619,739

New Hampshire — 0.8%
New Hampshire Business Finance Authority, Refunding RB, Resource Recovery, Covanta Project(a):
Series B, 4.63%, 11/01/42	1,860	1,900,455
Series C, AMT, 4.88%, 11/01/42	975	1,003,431

		2,903,886

New Jersey — 12.9%
Casino Reinvestment Development Authority, Refunding RB:
5.25%, 11/01/39	1,805	1,958,425
5.25%, 11/01/44	1,640	1,776,891
County of Essex New Jersey Improvement Authority, RB, AMT, 5.25%, 07/01/45(a)	1,165	1,175,240
New Jersey EDA, ARB, Continental Airlines, Inc. Project, 5.13%, 09/15/23	2,130	2,300,272
New Jersey EDA, RB:
Continental Airlines, Inc. Project, AMT, 4.88%, 09/15/19	235	236,657
Continental Airlines, Inc. Project, AMT, 5.25%, 09/15/29	2,130	2,335,311
Series EEE, 5.00%, 06/15/48	4,020	4,549,112
New Jersey EDA, Refunding ARB, Port Network Container Terminal LLC Project, AMT, 5.00%, 10/01/47	1,570	1,733,814
New Jersey EDA, Refunding RB, Special Assessment, Kapkowski Road Landfill Project, 6.50%, 04/01/28	7,475	8,794,711

4

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Municipal Income Trust II (BLE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Jersey (continued)
New Jersey State Turnpike Authority, RB:
Series A, 5.00%, 07/01/22(b)	$1,355	$1,500,866
Series A, 5.00%, 01/01/43	770	839,816
Series E, 5.00%, 01/01/45	2,810	3,183,589
New Jersey Transportation Trust Fund Authority, RB:
Transportation Program, Series AA, 5.00%, 06/15/44	730	791,656
Transportation Program, Series AA, 5.00%, 06/15/44	1,355	1,453,414
Transportation System, Series B, 5.25%, 06/15/36	2,690	2,834,587
Rutgers - The State University of New Jersey, Refunding RB, Series L, 5.00%, 05/01/43	570	633,122
Tobacco Settlement Financing Corp., Refunding RB:
Series A, 5.25%, 06/01/46	580	661,565
Sub-Series B, 5.00%, 06/01/46	7,830	8,361,579

		45,120,627

New York — 7.0%
City of New York Transitional Finance Authority Future Tax Secured Revenue, RB, Fiscal 2012, Sub-Series E-1, 5.00%, 02/01/42	2,680	2,896,088
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A, 6.25%, 06/01/41(a)	2,000	2,048,020
County of Westchester New York Healthcare Corp., RB, Senior Lien, Series A, 5.00%, 11/01/44	790	866,702
Metropolitan Transportation Authority, RB, Series B:
5.25%, 11/15/38	2,555	2,924,351
5.25%, 11/15/39	910	1,041,450
New York Liberty Development Corp., Refunding RB:
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 07/15/49	1,335	1,374,009
3 World Trade Center Project, Class 1, 5.00%, 11/15/44(a)	4,320	4,719,341
3 World Trade Center Project, Class 2, 5.15%, 11/15/34(a)	365	408,052
3 World Trade Center Project, Class 2, 5.38%, 11/15/40(a)	910	1,013,494
New York Transportation Development Corp., Refunding ARB, American Airlines, Inc., AMT, 5.00%, 08/01/31	1,620	1,703,268

Security	Par (000)	Value

New York (continued)
Port Authority of New York & New Jersey, ARB, JFK International Air Terminal LLC Project, Series 8:
6.00%, 12/01/42	$1,635	$1,730,974
Special Project, 6.00%, 12/01/36	1,410	1,493,345
State of New York Environmental Facilities Corp., RB, Subordinated SRF Bonds, Series B, 5.00%, 06/15/48	1,945	2,349,249

		24,568,343

North Carolina — 1.0%
North Carolina Capital Facilities Finance Agency, Refunding RB, Solid Waste Disposal Facility, Duke Energy Carolinas Project, Series B, 4.63%, 11/01/40	1,000	1,031,540
North Carolina Medical Care Commission, Refunding RB, 1st Mortgage:
Aldersgate, 6.25%, 07/01/35	1,530	1,690,895
Retirement Facilities Whitestone Project, Series A, 7.75%, 03/01/21(b)	625	690,281

		3,412,716

North Dakota — 0.3%
County of Cass North Dakota, Refunding RB, Essentia Health Obligated Group, Series B, 5.25%, 02/15/58	1,035	1,182,550

Ohio — 3.2%
Buckeye Tobacco Settlement Financing Authority, RB, Asset-Backed, Senior Turbo Term, Series A-2, 6.50%, 06/01/47	3,550	3,549,929
County of Allen Ohio Hospital Facilities Revenue, Refunding RB, Catholic Healthcare Partners, Series A, 5.25%, 06/01/20(b)	3,405	3,528,840
County of Franklin Ohio, RB:
Health Care Facilities Improvement, OPRS Communities Obligation Group, Series A, 6.13%, 07/01/40	710	777,003
Trinity Health Credit Group, Series 2017, 5.00%, 12/01/46	435	506,553
County of Montgomery Ohio, Refunding RB, Catholic Health, Series A, 5.00%, 05/01/39	1,970	1,975,299

5

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Municipal Income Trust II (BLE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Ohio (continued)
State of Ohio, RB, Portsmouth Bypass Project, AMT, 5.00%, 06/30/53	$870	$940,801

		11,278,425

Oklahoma — 1.8%
City of Oklahoma Turnpike Authority, RB, Series A, 4.00%, 01/01/48	2,230	2,405,858
Oklahoma Development Finance Authority, RB, OU Medicine Project, Series B, 5.25%, 08/15/48	1,275	1,478,872
Oklahoma Turnpike Authority, RB, 2nd Series C, 4.00%, 01/01/42	2,120	2,303,995

		6,188,725

Pennsylvania — 3.6%
Allentown Neighborhood Improvement Zone Development Authority, Refunding RB, Series A, 5.00%, 05/01/42	2,500	2,612,600
City of Philadelphia Pennsylvania Hospitals & Higher Education Facilities Authority, RB, Temple University Health System, Series A, 5.63%, 07/01/42	685	740,300
County of Montgomery Higher Education & Health Authority, Refunding RB, Thomas Jefferson University, Series A:
5.00%, 09/01/43	1,350	1,583,928
4.00%, 09/01/49	615	656,002
Pennsylvania Economic Development Financing Authority, RB:
AMT, 5.00%, 06/30/42	3,030	3,384,298
Aqua Pennsylvania, Inc. Project, Series B, 5.00%, 11/15/40	2,065	2,094,158
Pennsylvania Turnpike Commission, RB, Series A, 5.00%, 12/01/44	1,190	1,348,032

		12,419,318

Puerto Rico — 4.7%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds:
5.50%, 05/15/39	715	722,507
5.63%, 05/15/43	740	747,644
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, RB, Senior Lien, Series A:
5.00%, 07/01/33	2,690	2,669,825
5.13%, 07/01/37	770	764,225

Security	Par (000)	Value

Puerto Rico (continued)
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, Refunding RB, Senior Lien, Series A:
6.00%, 07/01/38	$795	$795,000
6.00%, 07/01/44	1,445	1,445,000
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, Restructured:
Series A-1, 4.50%, 07/01/34	30	30,750
Series A-1, 4.75%, 07/01/53	1,201	1,158,593
Series A-1, 5.00%, 07/01/58	6,633	6,593,534
Series A-2, 5.00%, 07/01/58	1,476	1,411,425

		16,338,503

Rhode Island — 2.3%
Tobacco Settlement Financing Corp., Refunding RB:
Series A, 5.00%, 06/01/35	1,690	1,859,490
Series B, 4.50%, 06/01/45	2,850	2,897,567
Series B, 5.00%, 06/01/50	3,175	3,328,860

		8,085,917

South Carolina — 4.9%
South Carolina Jobs EDA, Refunding RB, Prisma Health Obligated Group, Series A, 5.00%, 05/01/48	3,340	3,866,818
State of South Carolina Ports Authority, ARB:
5.25%, 07/01/20(b)	3,595	3,740,562
AMT, 5.25%, 07/01/55	1,390	1,576,482
State of South Carolina Public Service Authority, RB, Santee Cooper, Series A, 5.50%, 12/01/54	3,575	4,031,599
State of South Carolina Public Service Authority, Refunding RB:
Series A, 5.00%, 12/01/50	1,545	1,738,140
Series E, 5.25%, 12/01/55	1,840	2,108,898

		17,062,499

Tennessee — 1.1%
City of Chattanooga Health Educational & Housing Facility Board, RB, Catholic Health Initiatives, Series A, 5.25%, 01/01/45	1,470	1,621,983
County of Nashville & Davidson Metropolitan Government Health & Educational Facilities Board, RB, Vanderbilt University Medical Center, Series A, 5.00%, 07/01/40	740	848,713

6

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Municipal Income Trust II (BLE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Tennessee (continued)
County of Nashville & Davidson Metropolitan Government Health & Educational Facilities Board, Refunding RB, Lipscomb University Project, Series A, 5.25%, 10/01/58	$1,055	$1,239,499

		3,710,195

Texas — 11.8%
Central Texas Regional Mobility Authority, Refunding RB:
Senior Lien, 6.25%, 01/01/21(b)	2,350	2,521,550
Sub-Lien, 5.00%, 01/01/33	390	426,231
City of Austin Texas Airport System, ARB, AMT, 5.00%, 11/15/39	665	749,728
City of Houston Texas Airport System, Refunding ARB, United Airlines, Inc. Terminal E Project, AMT, 5.00%, 07/01/29	460	512,532
City of San Antonio Texas Electric & Gas Systems Revenue, Refunding RB, Series A, 5.00%, 02/01/48	1,260	1,520,719
County of Harris Texas Cultural Education Facilities Finance Corp., RB, 1st Mortgage, Brazos Presbyterian Homes, Inc. Project, Series B, 7.00%, 01/01/23(b)	485	577,320
County of Harris Texas Houston Sports Authority, Refunding RB, 3rd Lien, Series A (NPFGC)(c):
0.00%, 11/15/24(b)	2,300	1,028,790
0.00%, 11/15/36	23,075	9,529,513
County of Midland Texas Fresh Water Supply District No. 1, RB, CAB, City of Midland Projects, Series A, 0.00%, 09/15/37(c)	6,055	2,953,871
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB:
Christus Health, Series B, 5.00%, 07/01/48	4,955	5,840,211
Scott & White Healthcare, 6.00%, 08/15/20(b)	4,085	4,302,690
New Hope Cultural Education Facilities Finance Corp., RB, Jubilee Academic Center Project, Series A, 5.13%, 08/15/47(a)	1,085	1,105,105
San Antonio Water System, Refunding RB, Junior Lien, Series A, 5.00%, 05/15/48	2,720	3,256,792
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien:
LBJ Infrastructure Group LLC, 7.00%, 06/30/40	3,000	3,164,550

Security	Par (000)	Value

Texas (continued)
NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	$2,250	$2,314,980
Texas Transportation Commission, RB, First Tier Toll Revenue, 5.00%, 08/01/57	1,270	1,463,027

		41,267,609

Utah — 0.8%
City of Salt Lake Corp. Airport Revenue, ARB, Series A, AMT:
5.00%, 07/01/48	955	1,121,972
5.00%, 07/01/47	995	1,153,225
Utah State Charter School Finance Authority, RB, Ogden Preparatory Academy, Series A, 3.25%, 10/15/42	390	368,819

		2,644,016

Virginia — 1.5%
County of Front Royal & Warren IDA, RB, Valley Health System Obligated Group, 4.00%, 01/01/50	865	912,843
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings OpCo LLC Project, AMT:
5.25%, 01/01/32	1,755	1,899,665
6.00%, 01/01/37	2,120	2,346,225

		5,158,733

Washington — 3.9%
City of Bellingham Washington Water & Sewer, RB, 5.00%, 08/01/36	5,050	5,390,370
Grant County Public Utility District No. 2, Refunding RB, Series A, 5.00%, 01/01/43	2,335	2,685,764
Port of Seattle Washington, ARB, Series A, AMT, 5.00%, 05/01/43	1,615	1,864,178
Port of Seattle Washington, RB, Intermediate Lien, Series C, AMT, 5.00%, 04/01/40	815	909,190

7

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Municipal Income Trust II (BLE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Washington (continued)
Washington Health Care Facilities Authority, RB, Catholic Health Initiatives, Series A, 5.75%, 01/01/45	$2,445	$2,766,566

		13,616,068

Wisconsin — 0.3%
State of Wisconsin Health & Educational Facilities Authority, RB, Ascension Health Senior Credit Group, Series E, 5.00%, 11/15/33	910	923,104

Wyoming — 1.0%
County of Sweetwater Wyoming, Refunding RB, Idaho Power Co. Project, Remarketing, 5.25%, 07/15/26	3,355	3,380,498

Total Municipal Bonds — 127.2% (Cost — $416,821,678)		444,576,168

Municipal Bonds Transferred to Tender Option Bond Trusts(h)

California — 5.7%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area Toll Bridge, 4.00%, 04/01/42(a)(f)(i)	3,358	3,639,677
City & County of San Francisco California Public Utilities Commission, RB, Water Revenue, Series B, 5.00%, 11/01/19(b)	10,335	10,492,505
Sacramento Area Flood Control Agency, Refunding, Consolidated Capital Assessment District No. 2 Bonds, 5.00%, 10/01/47	3,345	3,916,254
San Diego California Community College District, GO, Election of 2002, 5.25%, 08/01/19(b)	1,840	1,851,755

		19,900,191

Colorado — 0.8%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Subordinate System, Series A, AMT, 5.25%, 12/01/48(a)(f)(i)	2,463	2,971,438

Illinois — 0.5%
Illinois Finance Authority, Refunding RB, Presence Health Network, Series A:
4.00%, 02/15/27(b)	4	4,164

Security	Par (000)	Value

Illinois (continued)
4.00%, 02/15/41	$1,540	$1,660,331

		1,664,495

Massachusetts — 3.1%
Commonwealth of Massachusetts Transportation Fund Revenue, RB, Rail Enhancement Program, Series A, 4.00%, 06/01/45	2,237	2,391,332
Massachusetts Development Finance Agency, Refunding RB, Partners Healthcare System, 5.00%, 07/01/47	4,979	5,742,750
Massachusetts School Building Authority, RB, Senior, Series B, 5.00%, 10/15/41	2,461	2,632,982

		10,767,064

New York — 12.8%
City of New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Series FF-2, 5.50%, 06/15/40	1,365	1,369,031
City of New York Water & Sewer System, Refunding RB, 2nd General Resolution, Series HH, 5.00%, 06/15/31(i)	9,150	9,795,105
Hudson Yards Infrastructure Corp., RB, Senior-Fiscal 2012:
5.75%, 02/15/21(b)(i)	1,083	1,159,458
5.75%, 02/15/47	667	713,264
New York Liberty Development Corp., ARB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	11,670	12,710,326
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51(i)	7,040	7,720,166
Port Authority of New York & New Jersey, Refunding ARB, Series194th, 5.25%, 10/15/55	2,790	3,263,761

8

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Municipal Income Trust II (BLE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
State of New York Urban Development Corp., RB, State Personal Income Tax, General Purpose, Series A, 4.00%, 03/15/46	$7,217	$7,940,115

		44,671,226

North Carolina — 0.9%
North Carolina Capital Facilities Finance Agency, Refunding RB, Duke University Project, Series B, 5.00%, 10/01/55	2,740	3,154,480

Pennsylvania — 0.9%
Pennsylvania Turnpike Commission, RB, Sub-Series A, 5.50%, 12/01/42	2,521	3,000,655

Rhode Island — 0.5%
Narragansett Bay Commission, Refunding RB, Wastewater System, Series A, 4.00%, 09/01/43(a)(f)	1,695	1,764,823

Texas — 3.7%
City of San Antonio Texas Electric and Gas Systems, RB, Junior Lien, 5.00%, 02/01/43	2,660	2,925,375
County of Harris Texas Metropolitan Transit Authority, Refunding RB, Series A, 5.00%, 11/01/41	3,720	3,993,569
Lower Colorado River Authority, Refunding RB, LCRA Transmission Services Corporation Project, 4.00%, 05/15/43(a)(f)	2,241	2,309,147

Security	Par (000)	Value

Texas (continued)
University of Texas, Refunding RB, Financing System, Series B, 5.00%, 08/15/43	$3,346	$3,656,385

		12,884,476

Utah — 1.1%
City of Riverton Utah, RB, IHC Health Services, Inc., 5.00%, 08/15/19(b)	3,959	3,986,634

Wisconsin — 0.9%
State of Wisconsin Health & Educational Facilities Authority, Refunding RB, The Medical College of Wisconsin, Inc., 4.00%, 12/01/46	3,072	3,283,823

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 30.9% (Cost — $102,645,132)		108,049,305

Total Long-Term Investments — 158.1% (Cost — $519,466,810)		552,625,473

	Shares

Short-Term Securities — 1.8%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 1.36%(j)(k)	6,088,170	6,089,388

Total Short-Term Securities — 1.8% (Cost — $6,089,330)		6,089,388

Total Investments — 159.9% (Cost — $525,556,140)		558,714,861

Other Assets Less Liabilities — 1.9%		6,638,603

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (18.5)%		(64,602,672)

VMTP Shares at Liquidation Value — (43.3)%		(151,300,000)

Net Assets Applicable to Common Shares — 100.0%		$349,450,792

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Zero-coupon bond.
(d)	Issuer filed for bankruptcy and/or is in default.
(e)	Non-income producing security.
(f)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(g)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(h)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(i)

All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expires between June 15, 2019 to June 1,2026 is $15,290,307.

9

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Municipal Income Trust II (BLE)

(j)	Annualized 7-day yield as of period end.
(k)

During the period ended May 31, 2019, investments in issuers considered to be an affiliate/affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 08/31/18	Net Activity	Shares Held at 05/31/19	Value at 05/31/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	4,902,849	1,185,321	6,088,170	$6,089,388	$36,792	$44	$(169)

(a)	Includes net capital gain distributions, if applicable.

Portfolio Abbreviations

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Assurance Corp.

AMT — Alternative Minimum Tax (subject to)

ARB — Airport Revenue Bonds

CAB — Capital Appreciation Bonds

EDA — Economic Development Authority

EDC — Economic Development Corp.

GARB — General Airport Revenue Bonds

GO — General Obligation Bonds

GTD — Guaranteed

IDA — Industrial Development Authority

LRB — Lease Revenue Bonds

NPFGC — National Public Finance Guarantee Corp.

RB — Revenue Bonds

S/F — Single-Family

SRF — State Revolving Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts:
10-Year U.S. Treasury Note	34	09/19/19	$4,310	$(28,406)
Long U.S. Treasury Bond	105	09/19/19	16,140	(167,992)
5-Year U.S. Treasury Note	26	09/30/19	3,052	(12,432)

				$(208,830)

10

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Municipal Income Trust II (BLE)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$552,625,473	$—	$552,625,473
Short-Term Securities	6,089,388	—	—	6,089,388

	$6,089,388	$552,625,473	$—	$558,714,861

Derivative Financial Instruments (b)
Liabilities:
Interest rate contracts	$(208,830)	$—	$—	$(208,830)

(a)	See above Schedule of Investments for values in each state or political subdivision.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(64,292,879)	$—	$(64,292,879)
VMTP Shares at Liquidation Value	—	(151,300,000)	—	(151,300,000)

	$—	$(215,592,879)	$—	$(215,592,879)

11